Share-based payments - Fair value of options and related parameters used to estimate the fair value of options (Details) - Modification of complex options			1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 01, 2021 $ / shares	Jan. 01, 2019 USD ($) item	Nov. 30, 2021 Options	Mar. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option term				10 years	10 years
Equity value (Percentage)				100.00%	100.00%
Equity value		$ 132,000,000
Expected volatility		41.00%
Dividend yield		6.80%
Proxy net income indicator		$ 0.041201
Discount for Lack of Marketability		8.40%
Total FV for 1,300 complex options		$ 7,856.12
Number of complex options		1,300	1,300
Strike price, US$ | $ / shares	$ 0.00